Note 7 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2020 USD ($)
2021	$ 14,013,835
2022	3,538,445
2023	14,188,445
2024	2,238,445
2025	2,238,445
Thereafter	15,149,385
Total	$ 51,367,000